Victory Pioneer Global Equity Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI All-Country World NR Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.49%	10.06%	9.23%
MSCI World NR Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.67%	11.17%	9.95%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	5.07%	10.00%	8.11%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.31%	8.21%	6.75%
Class A | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.34%	7.71%	6.30%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	9.65%	10.49%	7.93%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	11.89%	11.78%	9.22%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	11.90%	11.78%	9.21%